20 Financial instruments (Details 13) - US R$ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Nominal value | $	$ 2,371,443		$ 2,552,407
2021 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		R$ 208,946
2022 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		183,318
2023 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		230,992
2024 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		251,884
2025 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		227,775
2026 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		192,651
2027 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		89,516
2028 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		71,341
2029 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		15,020
2030 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		225,000
2031 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		225,000
2032 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		225,000
2033 [member]
Disclosure of detailed information about financial instruments [line items]
Nominal value		R$ 225,000